Schedule I - Parent Company Financial Information - Summary of Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 21, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Temporary Equity, Par or Stated Value Per Share										$ 1,000
Common stock par or stated value per share	$ 0.0001				$ 0.0001					$ 0.0001
Common stock shares authorized	315,000,000				55,659,643					55,659,643
Common stock shares issued	71,810,419				30,281,520					30,309,350
Common stock shares outstanding	71,810,419				30,281,520					30,309,350
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000				$ 1,000					$ 1,000
Temporary Equity, Shares Authorized	0				7,765,229					7,765,229
Temporary Equity, Shares Issued	0				7,756,158					6,836,003
Temporary Equity, Shares Outstanding	0	8,256	8,005		7,756,158		7,519	7,280	7,058	6,836,003
Series A1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000				$ 1,000					$ 1,000
Temporary Equity, Shares Authorized	0				10,480,538					10,480,538
Temporary Equity, Shares Issued	0				7,862,107					6,949,524
Temporary Equity, Shares Outstanding	0	8,399	8,129		7,862,107		7,683	7,426	7,188	6,949,524
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000				$ 1,000					$ 1,000
Temporary Equity, Shares Authorized	0				9,090,975					9,090,975
Temporary Equity, Shares Issued	0				9,090,975					8,233,774
Temporary Equity, Shares Outstanding	0	9,547	9,315		9,090,975		8,867	8,649	8,439	8,233,774
Parent Company [Member]
Temporary Equity, Par or Stated Value Per Share				$ 1,000
Common stock par or stated value per share					$ 0.0001					$ 0.0001
Common stock shares authorized					55,659,643					55,659,643
Common stock shares issued					30,281,520					30,309,350
Common stock shares outstanding					30,281,520					30,309,350
Parent Company [Member] | Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share					$ 1,000					$ 1,000
Temporary Equity, Shares Authorized					7,765,229					7,765,229
Temporary Equity, Shares Issued					7,756,158					6,836,003
Temporary Equity, Shares Outstanding					7,756,158					6,836,003
Parent Company [Member] | Series A1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share										$ 1,000
Temporary Equity, Shares Authorized					10,480,538					10,480,538
Temporary Equity, Shares Issued					7,862,107					6,949,524
Temporary Equity, Shares Outstanding					7,862,107					6,949,524
Parent Company [Member] | Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share					$ 1,000					$ 1,000
Temporary Equity, Shares Authorized					9,090,975					9,090,975
Temporary Equity, Shares Issued					9,090,975					8,233,774
Temporary Equity, Shares Outstanding					9,090,975					8,233,774
Parent Company [Member] | Series C Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share						$ 1,000
Temporary Equity, Shares Authorized						6,872,894				6,872,894
Temporary Equity, Shares Issued					2,566,186					2,566,186
Temporary Equity, Shares Outstanding					2,566,186					2,566,186